SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Preferred dividend as percentage of the subscription price	1.00%
Reversal of provision for credit losses	$ 674,966	$ 565,436	$ 436,908
COVID-19
SIGNIFICANT ACCOUNTING POLICIES
Impact of relief granted to customers	0	$ 53,745
Reversal of provision for credit losses	1,436
COVID-19 | Foreclosed assets
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss for long-lived assets held for sale	$ 39,173